Pensions - Net pension asset (liability) comprises (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pensions
Net assets of schemes in surplus	£ 234	£ 190
Net liabilities of schemes in deficit	(78)	(80)
Retirement benefit asset (liability)	£ 156	£ 110	£ 102